Related party transactions (Details 1) - ARS ($) $ in Millions		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Loans granted		$ 206,633	[1]	$ 129,415	[1]	$ 112,936
Total associates and joint ventures		836		202
Total parent company		109		188
Total others		(55)		1,185
Total		890		1,575
Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total		748		1,434
Trade And Other Receivables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use				5
Trade And Other Receivables [Member] | IFISA [Member]
Disclosure of transactions between related parties [line items]
Loans granted				1,283
Trade And Other Receivables [Member] | RES LP [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		2
Dividends receivables		19
Trade And Other Receivables [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use	[2]	1		1
Fees	[2]	7		2
Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total		343		324
Investments In Financial Assets [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
NCN		208		242
Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total		(191)		(172)
Trade And Other Payables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		(16)		(36)
Leases and/or rights of use		(2)
Management fees		(22)
Share-based compensation plan		(3)
Long-term incentive plan				(1)
Corporate services		(56)		(22)
Trade And Other Payables [Member] | Taaman [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use				(24)
Trade And Other Payables [Member] | Willifood [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use				(29)
Trade And Other Payables [Member] | Directors [Member]
Disclosure of transactions between related parties [line items]
Fees		(83)		(44)
Trade And Other Payables [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Legal services	[2]	(1)		(4)
Manibil S.A. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Contributions in advance		72		84
New Lipstick [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Loans granted		585
Reimbursement of expenses		7
Condor [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables				8
Condor [Member] | Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Public companies securities		135		82
La Rural S.A. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables		7
Leases and/or rights of use		29		29
La Rural S.A. [Member] | Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		(1)
Other Associates And Joint Ventures [Member] | Borrowings [Member]
Disclosure of transactions between related parties [line items]
Loans granted		(10)		(11)
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Loans granted		7
Reimbursement of expenses		1		8
Leases and/or rights of use		4		3
Management fees		1		5
Share-based compensation plan				1
Long-term incentive plan		1
Other Associates And Joint Ventures [Member] | Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		(1)		(1)
Leases and/or rights of use		(1)
Commissions				(5)
Advertising spaces				$ (1)

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.
[2]	Includes CAMSA. Avenida compras and Avenida Inc., Estudio Zang, Bergel & Vines, Austral Gold, Fundacion IRSA, Hamonet S.A., Museo de los Ninos.